Nasdaq Stock Market

17010494

Arnold Golub
Vice President
Office of General Counsel

Received SEC

JUN 07 2017

Washington, DC 20549

CERT NAS

File No. 001-38094

Electronic Mail Only

June 7, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 7, 2017 The Nasdaq Stock Market (the "Exchange") received from FORESIGHT AUTONOMOUS HOLDINGS LTD. (the "Registrant") a copy of the Registrant's application on Form 20-F for the registration of the following securities:

American Depositary Shares each representing 5
Ordinary Shares, no par value

(1) Evidenced by American Depositary Receipts.
(2) Not for trading, but only in connection with the listing of the American Depositary Shares.

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,